Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	12.19%
Annual Return 2021	6.86%
Annual Return 2022	(14.56%)
Annual Return 2023	10.84%